RULE 497(E)
                                                             FILE NOS. 33-29180
                                                                  AND 811-05823

                                   SUPPLEMENT
                               DATED MAY 15, 2001
                                       TO
                       PROSPECTUS DATED DECEMBER 1, 2000
                                      FOR
                          DOMINI SOCIAL EQUITY FUNDSM

FUND FEES AND EXPENSES

         Effective January 1, 2001, DSIL has lowered the Domini Social Equity Fund's fees by agreeing to waive fees and/or reimburse the expenses of the Fund so that the Fund's expenses will not exceed, on a yearly basis, 0.92% of the Fund's average daily net assets. The table below describes the fees and expenses that you would pay if you buy and hold shares of the Domini Social Equity Fund.*

         SHAREHOLDER FEES (fees paid directly by you)
         Sales Charge (Load) Imposed on Purchases:                        None
         Deferred Sales Charge (Load):                                    None
         Redemption Fees
                  Redemptions by Check:                                   None
                  Redemptions by Bank Wire:                               $10**
         Exchange Fees:                                                   None

         ANNUAL FUND OPERATING EXPENSES
         (expenses deducted from the Fund's assets)
         Management Fees:                                                 0.20%
         Distribution (12b-1) Fees:                                       0.25%
         Other Expenses
                  Administrative Services and
                  Sponsorship Fee:                      0.50%
                  Other Expenses:                       0.09%             0.59%
                                                                          -----
         Total Annual Fund Operating Expenses:                            1.04%
         Fee Waiver:+                                                     0.12%
         NET EXPENSES:                                                    0.92%
         -----------------------------------------------------------------------
*The table reflects the expenses of the Domini Social Equity Fund and the Domini Social Index Portfolio, the underlying portfolio in which the Fund invests. The information in the table and the example below is based on expenses for the fiscal year ending July 31, 2000, as revised to reflect current fee waivers.
** You may redeem by writing or calling the Fund. If you wish to receive your redemption proceeds by wire, there is a $10 wire service fee. For additional information, please refer to the Shareholder Manual, page A-1.
+ For the period ending January 1, 2002, DSIL has contractually agreed to waive certain fees and/or reimburse certain expenses, including management fees, so that the Fund's expenses will not exceed, on a per annum basis, 0.92% of its average daily net assets.

EXAMPLE

         The following example is intended to help you compare the cost of investing in the Domini Social Equity Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur if you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of each period. This example assumes that the Fund provides a return of 5% a year, all dividends and distributions are reinvested, operating expenses remain constant for the time period indicated and the fee waiver reflected in the fee table above is in effect for the one-year time period.

          ------------------------------------------------------------
               1 Year       3 Years        5 Years       10 Years
          ------------------------------------------------------------
                $94           $325           $576          $1,292
          ------------------------------------------------------------

This example should not be considered to represent actual expenses or performance from the past or the future. Actual future expenses may be higher or lower than those shown.

NEW SUBMANAGER

         On January 1, 2001 State Street Global Advisors, the investment management division of State Street Bank and Trust Company, replaced Mellon Equity Associates LLP as the submanager of the Domini Social Index Portfolio. On May 1, 2001 SSgA Funds Management, Inc. (SSgA) became the submanager of the Portfolio in connection with an internal reorganization of State Street Bank and Trust Company. The Domini Social Equity Fund invests all of its assets in the Portfolio. SSgA is located at Two International Place, Boston, Massachusetts 02110. Domini Social Investments LLC (DSIL) continues to be the investment manager of the Portfolio and monitors and supervises SSgA.
The Fund's objective and investment strategy remain unchanged.

         As the submanager of the Portfolio, SSgA implements the daily transactions necessary to maintain the proper correlation between the Portfolio and the Domini 400 Social IndexSM (the Index). SSgA does not determine the composition of the Index. DSIL may terminate SSgA's services as the submanager of the Portfolio at any time.

         Domini 400 Social IndexSM is a service mark of Kinder, Lydenberg, Domini & Co., Inc. (KLD) and is used under license. KLD is the owner of the Index but is not the manager of the Portfolio.

                  The date of this Supplement is May 15, 2001


Cusip # 257132100
DSEF-Prosp Supp 5/15/01                               Printed on recycled paper

                                                                    RULE 497(E)
                                                             FILE NOS. 33-29180
                                                                  AND 811-05823

                                   SUPPLEMENT
                               DATED MAY 15, 2001
                                       TO
                      STATEMENT OF ADDITIONAL INFORMATION
                             DATED DECEMBER 1, 2000

                                      FOR

                          DOMINI SOCIAL EQUITY FUNDSM
                           DOMINI SOCIAL BOND FUNDSM

NEW SUBMANAGER OF THE DOMINI SOCIAL INDEX PORTFOLIO

         On January 1, 2001 State Street Global Advisors, the investment management division of State Street Bank and Trust Company, became the submanager of the Domini Social Index Portfolio. On May 1, 2001 SSgA Funds Management, Inc. (SSgA) became the submanager of the Portfolio in connection with an internal reorganization of State Street Bank and Trust Company. SSgA is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. SSgA is located at Two International Place, Boston, Massachusetts 02110.

         As the submanager of the Portfolio, SSgA implements the daily transactions necessary to maintain the proper correlation between the Portfolio and the Domini 400 Social IndexSM (the Index). SSgA does not determine the composition of the Index. Domini Social Investments LLC (DSIL) continues to be the investment manager of the Portfolio and monitors and supervises SSgA. DSIL may terminate SSgA's services as the submanager of the Portfolio at any time.

         SSgA's management fees are paid by DSIL. SSgA's annual fee is the greater of $300,000 or the fee based on the following schedule:

              0.02% of the first $1 billion of net assets managed
               0.01% of the next $1 billion of net assets managed
             0.0075% of net assets managed in excess of $2 billion

         Domini 400 Social IndexSM is a service mark of Kinder, Lydenberg, Domini & Co., Inc. (KLD) and is used under license. KLD is the owner of the Index but is not the manager of the Portfolio.

FUNDAMENTAL RESTRICTIONS

         Effective May 14, 2001, the fundamental investment policies of each of the DOMINI SOCIAL EQUITY FUND and the DOMINI SOCIAL INDEX PORTFOLIO are as follows:

         Neither the Domini Social Equity Fund nor the Domini Social Index Portfolio may:

         (1) borrow money if such borrowing is specifically prohibited by the Investment Company Act of 1940, as amended (the "1940 Act") or the rules and regulations promulgated thereunder;

         (2) make loans to other persons if such loans are specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder;

         (3) invest more than 25% of its assets in any one industry except that (i) all or any portion of the assets of the Fund or the Portfolio may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act, and (ii) if an investment objective or strategy of the Fund or the Portfolio is to match the performance of an index and the stocks in a single industry comprise more than 25% of such index, the Fund or the Portfolio, as applicable, may invest more than 25% of its assets in that industry;

         (4) purchase or sell real estate or interests in oil, gas or mineral leases, commodities in the ordinary course of its business (each of the Fund and the Portfolio reserves the freedom of action to hold and to sell real estate acquired as the result of the ownership of securities by the Fund or the Portfolio, as applicable);

         (5) purchase or sell commodities or commodities contracts in the ordinary course of business (the foregoing shall not preclude the Fund or the Portfolio from purchasing or selling futures contracts or options thereon);

         (6) underwrite securities issued by other persons, except that all or any portion of the assets of the Fund or the Portfolio may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act, and except insofar as either the Fund or the Portfolio may technically be deemed an underwriter under the Securities Act of 1933, as amended (the "1933 Act"), in selling a security; or

         (7) issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder.

         In addition, as a matter of fundamental policy, each of the Domini Social Equity Fund and the Domini Social Index Portfolio will invest all of its investable assets in (i) securities and instruments that meet social criteria,
(ii) one or more investment companies that apply social criteria in selecting securities and instruments, (iii) cash, and (iv) any combination of the foregoing.

         Effective May 14, 2001, the fundamental investment policies of the DOMINI SOCIAL BOND FUND are as follows:

         The Domini Social Bond Fund may not:

         (1) borrow money if such borrowing is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder;

         (2) make loans to other persons if such loans are specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder;

         (3) concentrate its investments in any particular industry, but if it is deemed appropriate for the achievement of the Fund's investment objective, up to 25% of its assets, at market value at the time of each investment, may be invested in any one industry, except that positions in futures contracts shall not be subject to this restriction;

         (4) underwrite securities issued by other persons, except that all or any portion of the assets of the Fund may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act, and except in so far as the Fund may technically be deemed an underwriter under the 1933 Act in selling a security;

         (5) purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein) or interests in oil, gas or mineral leases in the ordinary course of business (the foregoing shall not be deemed to preclude the Fund from purchasing or selling futures contracts or options thereon, and the Fund reserves the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities by the Fund);

         (6) purchase or sell commodities or commodity contracts in the ordinary course of business (the foregoing shall not be deemed to preclude the Fund from purchasing or selling futures contracts or options thereon); or

         (7) issue any senior security (as that term is defined in the 1940
Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder.

         For purposes of restriction (1) above, covered mortgage dollar rolls and arrangements with respect to securities lending are not treated as borrowing.

NON-FUNDAMENTAl RESTRICTIONS

         Effective May 14, 2001, neither the DOMINI SOCIAL EQUITY FUND nor the DOMINI SOCIAL INDEX PORTFOLIO will, as a matter of operating policy:

         (1) purchase puts, calls, straddles, spreads and any combination thereof if the value of its aggregate investment in such securities will exceed 5% of the Fund's or the Portfolio's, as applicable, total assets at the time of such purchase;

         (2) invest more than 15% of the net assets of the Fund or the Portfolio, as applicable, in illiquid securities, except that the Fund or the Portfolio may invest all or any portion of its assets in one or more investment companies, to the extent not prohibited by the 1940 Act or the rules and regulations thereunder;

         (3) as to 75% of its total assets, purchase securities of any issuer if such purchase at the time thereof would cause more than 5% of the Fund's or the Portfolio's total assets (taken at market value) to be invested in the securities of such issuer (other than securities or obligations issued or guaranteed by the (i) United States, (ii) any state or political subdivision thereof, (iii) any political subdivision of any such state, or (iv) any agency or instrumentality of the United States, any state or political subdivision thereof, or any political subdivision of any such state), provided that, for purposes of this restriction, (a) the issuer of an option or futures contract shall not be deemed to be the issuer of the security or securities underlying such contract and (b) the Fund or the Portfolio may invest all or any portion of its assets in one or more investment companies to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act; or

         (4) as to 75% of its total assets, purchase securities of any issuer if such purchase at the time thereof would cause more than 10% of the voting securities of such issuer to be held by the Fund or the Portfolio, as applicable, provided that, for purposes of this restriction, (a) the issuer of an option or futures contract shall not be deemed to be the issuer of the security or securities underlying such contract and (b) the Fund or the Portfolio may invest all or any portion of its assets in one or more investment companies to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act.

         Effective May 14, 2001, the DOMINI SOCIAL BOND FUND will not, as a matter of operating policy:

         (1) as to 75% of its total assets, purchase securities of any issuer if such purchase at the time thereof would cause more than 5% of the Fund's total assets (taken at market value) to be invested in the securities of such issuer (other than securities or obligations issued or guaranteed by the (i) United States, (ii) any state or political subdivision thereof, (iii) any political subdivision of any such state, or (iv) any agency or instrumentality of the United States, any state or political subdivision thereof, or any political subdivision of any such state), provided that, for purposes of this restriction, (a) the issuer of an option or futures contract shall not be deemed to be the issuer of the security or securities underlying such contract and (b) the Fund may invest all or any portion of its assets in one or more investment companies to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act; or

         (2) as to 75% of its total assets, purchase securities of any issuer if such purchase at the time thereof would cause more than 10% of the voting securities of such issuer to be held by the Fund, provided that, for purposes of this restriction, (a) the issuer of an option or futures contract shall not be deemed to be the issuer of the security or securities underlying such contract and (b) the Fund may invest all or any portion of its assets in one or more investment companies to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act.

         These restrictions are not fundamental and may be changed with respect to either Fund by that Fund without approval by the Fund's shareholders or with respect to the Portfolio by the Portfolio without the approval of the Domini Social Equity Fund or its other investors. Each Fund will comply with the state securities laws and regulations of all states in which it is registered.

DECLARATION OF TRUST

         On May 14, 2001 the shareholders of each of the Domini Social Equity Fund and the Domini Social Bond Fund approved a new Declaration of Trust for the Funds. The new Declaration of Trust provides, among other things, that:

     o  each Fund share will have a par value of $0.00001; and

     o each shareholder of each Fund is entitled to one vote for each dollar of net asset value of the Fund represented by the shareholder's shares (number of shares times net asset value per share), on each matter on which that shareholder is entitled to vote.



Cusip # 257132100 and 257132209
DSEF-SAI  Supp 5/15/01                                Printed on recycled paper